Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Net Income (Loss) Attributable To Parent) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Net income (loss) attributable to Panasonic Corporation common shareholders	¥ (772,172)	¥ 74,017	¥ (103,465)